Restatement of Financial Statements - Restatement of Cash Flows (Detail) - USD ($)	3 Months Ended			6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020
Restatement [Line Items]
Net loss	$ (2,632,093)	$ (2,461,835)		$ (5,093,928)
Net cash used in operating activities					$ (595,850)
Net cash used in investing activities				$ 73,910
Reinvent Technology Partners Z [Member]
Restatement [Line Items]
Net loss			$ (1,472,213)
Adjustments to reconcile net loss to net cash used in operating activities			1,246,847
Net cash used in operating activities			(1,233,811)
Net cash used in investing activities			(230,000,000)
Net cash provided by financing activities			231,856,796
Net change in cash			622,985
As Previously Reported | Reinvent Technology Partners Z [Member]
Restatement [Line Items]
Net loss			(231,673)
Adjustments to reconcile net loss to net cash used in operating activities			6,307
Net cash used in operating activities			(1,233,811)
Net cash used in investing activities			(230,000,000)
Net cash provided by financing activities			231,856,796
Net change in cash			622,985
Restatement Adjustment | Reinvent Technology Partners Z [Member]
Restatement [Line Items]
Net loss			(1,240,540)
Adjustments to reconcile net loss to net cash used in operating activities			$ 1,240,540